Cash and cash equivalents - Summary of Cash and Cash Equivalents Presented in the Financial Position (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 1,172,286	$ 1,051,641
Cash-in-transit	237,995	143,496
Short term investments	36,885	25,334
Total cash and cash equivalents	$ 1,447,166	$ 1,220,471	$ 984,976	$ 1,000,040